Long-Term Debt and Finance Lease Obligations - Long term debt (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Jun. 01, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 27, 2012	Jul. 26, 2012
Long-term debt
Carrying Amount			$ 10,523,565	$ 10,625,996
Fair Value			11,139,175	11,096,954
Unamortized deferred financing costs and debt discounts, net			(12,684)	(16,250)
Finance lease obligations	$ 147,358		160,609	212,617
Total long-term debt and finance lease obligations (including current portion)			10,671,490	10,822,363
Decrease in mortgages and other notes payable	2,517
6 3/4% Senior Notes due 2021
Long-term debt
Carrying Amount			2,000,000	2,000,000
Fair Value			$ 2,047,260	$ 2,109,420
Interest rate (as a percent)			6.75%	6.75%
Debt repurchased	205,000
Outstanding debt		$ 1,795,000
5 7/8% Senior Notes due 2022
Long-term debt
Carrying Amount			$ 2,000,000	$ 2,000,000
Fair Value			$ 2,095,820	$ 2,129,580
Interest rate (as a percent)			5.875%	5.875%		5.875%
5% Senior Notes due 2023
Long-term debt
Carrying Amount			$ 1,500,000	$ 1,500,000
Fair Value			$ 1,566,300	$ 1,543,770
Interest rate (as a percent)			5.00%	5.00%	5.00%
5 7/8% Senior Notes due 2024
Long-term debt
Carrying Amount			$ 2,000,000	$ 2,000,000
Fair Value			$ 2,099,580	$ 2,049,080
Interest rate (as a percent)			5.875%	5.875%
7 3/4% Senior Notes due 2026
Long-term debt
Carrying Amount			$ 2,000,000	$ 2,000,000
Fair Value			$ 2,236,520	$ 2,128,900
Interest rate (as a percent)			7.75%	7.75%
7 3/8% Senior Notes due 2028
Long-term debt
Carrying Amount			$ 1,000,000
Fair Value			$ 1,070,130
Interest rate (as a percent)			7.375%	7.375%
Other notes payable
Long-term debt
Carrying Amount			$ 23,565	$ 25,996
Fair Value			23,565	$ 25,996
D I S H D B S Corporation
Long-term debt
Carrying Amount	10,318,211		10,523,565
Fair Value	10,847,990		11,139,175
Unamortized deferred financing costs and debt discounts, net	(11,310)		(12,684)
Finance lease obligations	147,358		160,609
Total long-term debt and finance lease obligations (including current portion)	10,454,259		10,671,490
D I S H D B S Corporation | 6 3/4% Senior Notes due 2021
Long-term debt
Carrying Amount	1,794,646		2,000,000
Fair Value	$ 1,811,480		$ 2,047,260
Interest rate (as a percent)	6.75%		6.75%
D I S H D B S Corporation | 5 7/8% Senior Notes due 2022
Long-term debt
Carrying Amount	$ 2,000,000		$ 2,000,000
Fair Value	$ 2,094,220		$ 2,095,820
Interest rate (as a percent)	5.875%		5.875%
D I S H D B S Corporation | 5% Senior Notes due 2023
Long-term debt
Carrying Amount	$ 1,500,000		$ 1,500,000
Fair Value	$ 1,560,705		$ 1,566,300
Interest rate (as a percent)	5.00%		5.00%
D I S H D B S Corporation | 5 7/8% Senior Notes due 2024
Long-term debt
Carrying Amount	$ 2,000,000		$ 2,000,000
Fair Value	$ 2,101,980		$ 2,099,580
Interest rate (as a percent)	5.875%		5.875%
D I S H D B S Corporation | 7 3/4% Senior Notes due 2026
Long-term debt
Carrying Amount	$ 2,000,000		$ 2,000,000
Fair Value	$ 2,203,100		$ 2,236,520
Interest rate (as a percent)	7.75%		7.75%
D I S H D B S Corporation | 7 3/8% Senior Notes due 2028
Long-term debt
Carrying Amount	$ 1,000,000		$ 1,000,000
Fair Value	$ 1,052,940		$ 1,070,130
Interest rate (as a percent)	7.375%		7.375%
D I S H D B S Corporation | Other notes payable
Long-term debt
Carrying Amount	$ 23,565		$ 23,565
Fair Value	$ 23,565		$ 23,565